Related Party Transactions - 2Predict, Inc (Details) - Affiliated Entity - 2Predict, Inc. - Consulting Service - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 600,000	$ 600,000
Accounts payable	$ 0	$ 100,000